Shareholders equity - Outstanding (Details)	Dec. 31, 2021 EquityInstruments shares	Dec. 31, 2020 EquityInstruments shares	Dec. 31, 2019 EquityInstruments
Stock-based payments
Common share outstanding | shares	191,334,392	190,956,476
Stock options | EquityInstruments	822,046	745,962	836,427
Restricted Share Units | EquityInstruments	98,894	102,708
Total | shares	192,255,332	191,805,146